SCHEDULE OF INTANGIBLE ASSET, NET (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Software platform	$ 1,012,165	$ 1,012,165
Less: accumulated amortization	(105,375)	(85,313)
Total	$ 906,790	$ 926,852